Earnings per share - Diluted adjusted earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Adjusted earnings attributable to owners of the parent	R 156,804	R 104,675	R 87,598
Diluted weighted average number of ordinary shares in issue (in shares)	573,981	631,819	783,414
Diluted adjusted earnings per share (R) (in ZAR per share)	R 0.27	R 0.17	R 0.11